INTANGIBLE ASSETS - CRYPTOCURRENCIES Summary of intangible assets (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Less: Impairment of cryptocurrencies	¥ (50,887,472)	$ (7,985,355)
Intangible Assets	86,118,349	13,513,848
Bitcoins
Intangible Assets	128,581,349	20,177,220
Tether
Intangible Assets	¥ 8,424,472	$ 1,321,983